Acquisitions, Goodwill and Other Intangible Assets (Goodwill Rollforward) (Details) $ in Millions	3 Months Ended
Mar. 31, 2016 USD ($)
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 65,526
Acquisitions	694
Dispositions, currency exchange and other	(9)
Goodwill, Ending Balance	66,212
Power
Goodwill [Line Items]
Goodwill, Beginning Balance	16,736
Acquisitions	718
Dispositions, currency exchange and other	(11)
Goodwill, Ending Balance	17,443
Renewable Energy
Goodwill [Line Items]
Goodwill, Beginning Balance	2,580
Acquisitions	(87)
Dispositions, currency exchange and other	(34)
Goodwill, Ending Balance	2,459
Oil & Gas
Goodwill [Line Items]
Goodwill, Beginning Balance	10,594
Acquisitions	0
Dispositions, currency exchange and other	(28)
Goodwill, Ending Balance	10,566
Energy Connections
Goodwill [Line Items]
Goodwill, Beginning Balance	6,227
Acquisitions	63
Dispositions, currency exchange and other	1
Goodwill, Ending Balance	6,291
Aviation
Goodwill [Line Items]
Goodwill, Beginning Balance	8,567
Acquisitions	0
Dispositions, currency exchange and other	38
Goodwill, Ending Balance	8,605
Healthcare
Goodwill [Line Items]
Goodwill, Beginning Balance	17,353
Acquisitions	0
Dispositions, currency exchange and other	(23)
Goodwill, Ending Balance	17,330
Transporation
Goodwill [Line Items]
Goodwill, Beginning Balance	851
Acquisitions	0
Dispositions, currency exchange and other	12
Goodwill, Ending Balance	863
Appliances & Lighting
Goodwill [Line Items]
Goodwill, Beginning Balance	214
Acquisitions	0
Dispositions, currency exchange and other	35
Goodwill, Ending Balance	249
Capital
Goodwill [Line Items]
Goodwill, Beginning Balance	2,370
Acquisitions	0
Dispositions, currency exchange and other	0
Goodwill, Ending Balance	2,370
Corporate
Goodwill [Line Items]
Goodwill, Beginning Balance	34
Acquisitions	0
Dispositions, currency exchange and other	1
Goodwill, Ending Balance	$ 35